Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Beginning Balance	¥ 2,798,874	¥ 2,647,625	¥ 2,472,819
Adjusted balance	2,803,405
Total other comprehensive income (loss)	(12,555)	(26,972)	(12,898)
Reclassification of change in accounting standards		0
Ending Balance	2,953,201	2,798,874	2,647,625
Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	0
AOCI Attributable to Parent
Beginning Balance	(45,566)	(21,270)	(6,222)
Adjusted balance	(48,465)
Total other comprehensive income (loss)	(12,555)	(26,972)	(12,898)
Transaction with noncontrolling interests	(103)	(1)	(5,187)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(106)	(1,569)	(2,979)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(326)	416	58
Reclassification of change in accounting standards		692
Ending Balance	(61,343)	(45,566)	(21,270)
AOCI Attributable to Parent | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	(2,899)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(3,738)	(4,483)	(4,757)
Cumulative effect of adopting Accounting Standards Update 2016-01	0
Adjusted balance	(3,738)
Net unrealized gains (losses)	(4,621)	3,820	2,020
Reclassification adjustment included in net income, net of tax	503	(3,041)	(1,694)
Total other comprehensive income (loss)	(4,118)	779	326
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	2	34	52
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards		0
Ending Balance	(7,854)	(3,738)	(4,483)
Foreign currency translation adjustments
Beginning Balance	(31,806)	(31,736)	(24,766)
Adjusted balance	(31,806)
Net unrealized gains (losses)	(11,540)	(1,387)	(6,570)
Reclassification adjustment included in net income, net of tax	3	(568)	602
Total other comprehensive income (loss)		(1,955)	(5,968)
Total other comprehensive income (loss)	(11,537)
Transaction with noncontrolling interests	23	(1)	(4,245)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	88	(1,537)	(3,185)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	326	416	58
Reclassification of change in accounting standards		(67)
Ending Balance	(43,558)	(31,806)	(31,736)
Foreign currency translation adjustments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	0
Defined benefit pension plans
Beginning Balance	(20,487)	(17,330)	(23,884)
Adjusted balance	(20,487)
Net unrealized gains (losses)	(7,244)	(2,893)	7,226
Reclassification adjustment included in net income, net of tax	(102)	(69)	444
Total other comprehensive income (loss)	(7,346)	(2,962)	7,670
Transaction with noncontrolling interests	(126)	0	(954)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(57)	22	162
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards		(173)
Ending Balance	(27,902)	(20,487)	(17,330)
Defined benefit pension plans | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	0
Net unrealized gains (losses) on investment in securities
Beginning Balance	10,465	32,279	47,185
Adjusted balance	7,215
Net unrealized gains (losses)	12,169	(2,408)	(470)
Reclassification adjustment included in net income, net of tax	(1,954)	(20,426)	(14,456)
Total other comprehensive income (loss)	10,215	(22,834)	(14,926)
Transaction with noncontrolling interests	0	0	12
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	41	(88)	(8)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0
Reclassification of change in accounting standards		932
Ending Balance	17,389	10,465	¥ 32,279
Net unrealized gains (losses) on investment in securities | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	(3,250)
Debt Valuation Adjustments
Beginning Balance	0
Adjusted balance	351
Net unrealized gains (losses)	258
Reclassification adjustment included in net income, net of tax	(27)
Total other comprehensive income (loss)	231
Transaction with noncontrolling interests	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0
Ending Balance	582	¥ 0
Debt Valuation Adjustments | Accounting Standards Update 2016-01
Cumulative effect of adopting Accounting Standards Update 2016-01	¥ 351